Note 8 - Short-term Borrowings (Details) (USD $)	Dec. 31, 2014
Disclosure Text Block [Abstract]
Pledged Financial Instruments, Not Separately Reported, Securities for Repurchase Agreements	$ 2,591,000
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	$ 2,593,000